Schedule II - Valuation and Qualifying Accounts (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Accounts Receivable, Credit Loss Expense (Reversal)	$ 15,673	$ 0
Cash Discounts Allowed on Sales and Charged Against Revenue	750,059	425,140
Accounts Receivable, Allowance for Credit Loss, Writeoff	7,547	1,224
Cash Discount on Sales	$ 750,059	$ 430,140